Management of financial risk - Liquidity risk (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities
Other financial liabilities from virtual bank	¥ 89,327
Customer deposits	1,929,183	¥ 1,350,171
Maximum guarantee exposure	112,822	82,722
Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities
Short-term borrowings	294,461	818,246
Trade and other payables	1,375,958	1,498,755
Including: lease liabilities	97,955	177,196
Other financial liabilities from virtual bank	89,327
Customer deposits	1,929,183	1,350,171
Non-derivative financial liabilities	3,688,929	3,667,172
Gross settled (foreign currency swaps) - (inflow)	(198,722)	(2,147,751)
Gross settled (foreign currency swaps) - outflow	208,290	2,338,722
Derivative financial liabilities	9,568	190,971
Total	3,698,497	3,858,143
Liquidity risk | Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities
Short-term borrowings	294,461	818,246
Trade and other payables	1,236,571	1,158,593
Including: lease liabilities	50,862	65,094
Other financial liabilities from virtual bank	89,327
Customer deposits	1,929,183	1,350,171
Non-derivative financial liabilities	3,549,542	3,327,010
Gross settled (foreign currency swaps) - (inflow)	(198,722)	(2,147,751)
Gross settled (foreign currency swaps) - outflow	208,290	2,338,722
Derivative financial liabilities	9,568	190,971
Total	3,559,110	3,517,981
Liquidity risk | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities
Trade and other payables	139,387	340,162
Including: lease liabilities	47,093	112,102
Non-derivative financial liabilities	139,387	340,162
Total	¥ 139,387	¥ 340,162